UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Fine Capital Partners, L.P.
Address: 590 Madison Avenue
         5th Floor
         New York, New York  10022

13F File Number:  28-11775

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Debra Fine
Title:     Manager of the General Partner
Phone:     212.492.8200

Signature, Place, and Date of Signing:

     Debra Fine     New York, New York     May 15, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     29

Form13F Information Table Value Total:     $463,371 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALCATEL-LUCENT                 SPONSORED ADR    013904305     8916  1547900 SH       SOLE                  1547900
AMBAC FINL GROUP INC           COM              023139108     4134   719000 SH       SOLE                   719000
AMERICAN WOODMARK CORP         COM              030506109    10347   503249 SH       SOLE                   503249
ASSET ACCEP CAP CORP           COM              04543P100    18199  1889800 SH       SOLE                  1889800
BLOCKBUSTER INC                CL A             093679108    23564  7228200 SH       SOLE                  7228200
BORDERS GROUP INC              COM              099709107     7417  1263500 SH       SOLE                  1263500
BRUNSWICK CORP                 COM              117043109    15108   946000 SH       SOLE                   946000
COINSTAR INC                   COM              19259P300    48564  1725806 SH       SOLE                  1725806
COMCAST CORP NEW               CL A             20030N101    36833  1904504 SH       SOLE                  1904504
COMMERCIAL METALS CO           COM              201723103    13672   456200 SH       SOLE                   456200
CPI CORP                       COM              125902106     5585   323400 SH       SOLE                   323400
ENCORE CAP GROUP INC           COM              292554102     4625   680200 SH       SOLE                   680200
FEDERAL HOME LN MTG CORP       COM              313400301    15774   623000 SH       SOLE                   623000
GEMSTAR-TV GUIDE INTL INC      COM              36866W106     8935  1901000 SH       SOLE                  1901000
HOME DEPOT INC                 COM              437076102    13118   469000 SH       SOLE                   469000
IDT CORP                       CL B             448947309    15642  4041939 SH       SOLE                  4041939
MACYS INC                      COM              55616P104    18909   820000 SH       SOLE                   820000
MBIA INC                       COM              55262C100    23120  1892000 SH       SOLE                  1892000
MILACRON INC                   COM NEW          598709301      819   322370 SH       SOLE                   322370
MUELLER WTR PRODS INC          COM SER B        624758207    19074  2420600 SH       SOLE                  2420600
NUCOR CORP                     COM              670346105    11658   172100 SH       SOLE                   172100
PHH CORP                       COM NEW          693320202    20954  1202200 SH       SOLE                  1202200
POLYONE CORP                   COM              73179P106    26372  4140000 SH       SOLE                  4140000
RADIO ONE INC                  CL D NON VTG     75040P405    11153  7337198 SH       SOLE                  7337198
REDENVELOPE INC                COM              75733R601      785  1308550 SH       SOLE                  1308550
SLM CORP                       COM              78442P106    13262   864000 SH       SOLE                   864000
TEKELEC                        COM              879101103    16766  1346700 SH       SOLE                  1346700
VALUEVISION MEDIA INC          CL A             92047K107    20413  3684610 SH       SOLE                  3684610
YAHOO INC                      COM              984332106    29653  1025000 SH       SOLE                  1025000